Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	66,000,000	$ 71,000,000
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	10,000,000
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	0	10,000,000
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	66,000,000	61,000,000
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	89,000,000	83,000,000
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	1,000,000	79,000,000
Loans	$ 34,000,000	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 5,000,000	0
Undrawn credit commitments	122,000,000	164,000,000
Canadian Personal and Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	9,000,000	10,000,000
Capital Markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	37,000,000	37,000,000
Corporate and Other [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	592,000,000	587,000,000
Investments in associates	$ 20,000,000	$ 24,000,000